Related party disclosures - Additional Information (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation and benefits in kind (excluding share based fulfuFbased payments) to key management personnel		$ 1,793,000	$ 1,284,000
Share based payment compensation		26,376,000	7,869,000
Platforme International Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Commission generated		460,000	557,000
Payable to related party	$ 80,000	80,000
Receivable from related party			13,000
Conde Nast
Disclosure Of Transactions Between Related Parties [Line Items]
Payable to related party			19,000
Related party transactions		0
Marketing expenditure			346,000
Fashion Concierge UK Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Sales to related party				$ 110,000
Alanui S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Payable to related party	188,000	188,000	0
Receivable from related party	291,000	$ 291,000	$ 0
Sales to related party	$ 291,000
Ownership interest		53.00%